GENERAL	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
GENERAL

1.	ORGANIZATION AND BUSINESS

Historical Structure of the Company

Frontline Ltd., the Company or Frontline, is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company's ordinary shares are listed on the New York Stock Exchange and the Oslo Stock Exchange under the symbol of "FRO".

On December 16, 2016, the Company completed an offering of 13,422,818 new ordinary shares at $7.45 per share, or the Offering, generating net proceeds of $98.2 million. The Company's largest shareholder, Hemen Holdings Ltd., or Hemen, guaranteed the Offering and was allocated 1,342,281 new ordinary shares in the Offering, corresponding to 10% of the Offering. Hemen owns 82,145,703 shares in the Company upon completion of the Offering, or approximately 48.4% of the Company's shares and votes.

A resolution was approved at the Company’s Special Meeting of Shareholders on January 29, 2016, to effect a capital reorganization with effect from February 3, 2016, for a 1-for-5 reverse share split of the Company’s ordinary shares and to reduce the Company’s authorized share capital from $1,000,000,000 divided into 1,000,000,000 shares of $1.00 par value each to $500,000,000 divided into 500,000,000 shares of $1.00 par value each. Share capital amounts in the balance sheet as of December 31, 2015 have not been restated for the 1-for-5 reverse share split, however, retrospective treatment has been applied to the calculation of earnings per share.

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 Ltd, or Frontline 2012, entered into an agreement and plan of merger, (as amended from time to time, the "Merger Agreement") pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, or the Merger, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. For accounting purposes, the acquisition of Frontline 2012 has been treated as a reverse business acquisition. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration. One share in Frontline 2012 gave the right to receive 2.55 shares in the Company and 583.6 million shares were issued as merger consideration based on the total number of Frontline 2012 shares of 249.1 million less 6.8 million treasury shares held by Frontline 2012 and 13.46 million Frontline 2012 shares held by the Company, which were cancelled upon completion of the Merger. Because this transaction is accounted for as a reverse business acquisition, the financial statements included in this Form 20-F for the period through November 30, 2015 are those of Frontline 2012. The financial statements reflect the reverse business acquisition of the Company by Frontline 2012 for the period since November 30, 2015.

On December 30, 2011, Frontline 2012 acquired five very large crude carrier, or VLCC, newbuilding contracts, six modern VLCCs, including one on time charter, and four modern Suezmax tankers from the Company at fair market value of $1,120.7 million. Frontline 2012 paid $128.9 million in cash and assumed $666.3 million in bank debt and $325.5 million in remaining new building commitments. Frontline 2012 accounted for the purchase of assets from the Company as a business combination after determining that Frontline 2012 acquired a business and not a group of assets.

Frontline 2012 was incorporated in Bermuda on December 12, 2011. On December 16, 2011, Frontline 2012 completed a private placement of 100 million new ordinary shares of $2.00 par value at a subscription price of $2.85, raising $285.0 million in gross proceeds, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the Norwegian Over The Counter list, or NOTC, in Oslo on December 30, 2011. Hemen was allocated 50 million shares representing 50% of the share capital of Frontline 2012. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012.

Business

The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt, and operates Aframax/LR2 tankers, which are clean product tankers, and range in size from 111,000 to 115,000 dwt. The Company operates through subsidiaries located in Bermuda, India, Liberia, the Marshall Islands, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

As of December 31, 2016, the Company's fleet consisted of 56 vessels, with an aggregate capacity of approximately 11 million dwt. The Company's fleet consisted of (i) 28 vessels owned by the Company (seven VLCCs, ten Suezmax tankers and eleven Aframax/LR2 tankers), (ii) 13 vessels that are under capital leases (11 VLCCs and two Suezmax tankers), (iii) one VLCC that is recorded as an investment in a finance lease, (iv) four vessels chartered-in for periods of 12 months including extension options (two VLCC and two Suezmax tankers), which will be redelivered during the first and second quarter of 2017, (v) two VLCCs where the cost/revenue is split equally with a third party (of which one is chartered-in by the Company and one by a third party), (vi) three MR product tankers that are chartered-in on short term time charters with a remaining duration of less than two months, and (vii) five vessels that are under our commercial management (two Suezmax tankers and three Aframax oil tankers). Furthermore, the Company has 16 newbuildings under construction, comprised of three VLCCs, six Suezmax tankers and seven Aframax/LR2 tankers.